Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Note 16 - Quarterly Financial Data (Unaudited)

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2015	2015	2015	2016
	(In Thousands, Except Per Share Data)
Interest income	$8,712	$8,739	$8,736	$9,158
Interest expense	2,135	2,199	2,300	2,468
Net Interest Income	6,577	6,540	6,436	6,690
Provision for loan losses	73	100	189	703
Non-interest income	514	452	460	440
Non-interest expenses	4,515	4,580	4,833	5,173
Income taxes	845	772	549	376
Net Income	$1,658	$1,540	$1,325	$878
Basic earnings per share	$0.07	$0.06	$0.05	$0.04
Diluted earnings per share	$0.07	$0.06	$0.05	$0.04
Dividends per common share	$0.12	$0.06	$0.06	$0.06
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,367	24,633	24,475	23,434
Diluted	25,440	24,687	24,521	23,479

	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2014	2014	2014	2015
	(In Thousands, Except Per Share Data)
Interest income	$8,712	$8,899	$8,993	$8,558
Interest expense	2,311	2,317	2,249	2,157
Net Interest Income	6,401	6,582	6,744	6,401
Provision for loan losses	138	301	178	100
Non-interest income	348	474	397	3,094
Non-interest expenses	4,137	4,532	4,075	4,362
Income taxes	852	744	948	1,520
Net Income	$1,622	$1,479	$1,940	$3,513
Basic earnings per share	$0.06	$0.06	$0.08	$0.14
Diluted earnings per share	$0.06	$0.06	$0.08	$0.13
Dividends per common share	$0.12	$0.06	$0.06	$0.06
Weighted average number of common shares and common stock equivalents outstanding:
Basic	25,244	25,333	25,594	25,979
Diluted	25,413	25,521	25,728	26,073